Taxes Payable - Summary of Taxes Payable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Taxes Payable [Abstract]
Cultural development fees		¥ 30
VAT payables	¥ 2,830	1,258
Withholding individual income taxes for employees	1,533	1,100
Income tax payable	999
Others	447	243
Total	¥ 5,809	¥ 2,631